UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	March 6, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   17
Form 13F Information Table Value Total:	$210,973


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101   19033	     655,400    SOLE     655,400
COFLEXIP				  SP ADR    192384105    7454      123,200    SOLE     123,200
CONOCO INC                      COM       208251504    5082      231,000    SOLE     231,000
DIAMOND OFFSHORE DRILLING INC   COM       25271C102    1931       55,000    SOLE      55,000
EVERGREEN RES INC               COM       299900308    9317      314,495    SOLE     314,495
GULF CANADA RES LTD             COM       40218L305    8888    1,906,500    SOLE   1,906,500
GULF INDONESIA RES LTD          COM       402284103    5665      708,100    SOLE     708,100
MALLON RES CORP                 COM       561240201    6711      756,200    SOLE     756,200
NABORS INDS INC                 COM       629568106    3865       93,000    SOLE      93,000
PENNACO ENERGY INC COM STK      COM       708046107   20449    1,248,800    SOLE   1,248,800
PENNACO ENERGY INC              COM       708046990   13812      843,500    SOLE     843,500
SANTA FE INTL CORP              COM	      G7805C108    3668      105,000    SOLE     105,000
STOLT OFFSHORE S A              SP ADR    861567105    3810      269,700    SOLE     269,700
			              REG COM
SUNCOR ENERGY INC               COM       867229106    7265      314,400    SOLE     314,400
TALISMAN ENERGY INC             COM       87425E103   31010      936,159    SOLE     936,159
TESCO CORP                      COM       88157K101   56622    5,457,550    SOLE   5,457,550
USX MARATHON GROUP              COM       902905827    6391      255,000    SOLE     255,000
